Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2025
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2023	2024	2025
Brokers’ commissions on revenues	4,524	4,079	2,981
Bunkers’ consumption and other voyage expenses	6,474	5,062	15,322
Total	10,998	9,141	18,303